UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS LifeCompass 2015 Fund

	Shares	Value ($)

Equity – Equity Funds 56.1%
DWS Blue Chip Fund "Institutional"	8,226	91,637
DWS Capital Growth Fund "Institutional"	85,597	3,245,832
DWS Commodity Securities Fund "Institutional"	2,132	18,552
DWS Communications Fund "Institutional"	73,633	712,034
DWS Disciplined Long/Short Value Fund "Institutional"	174,966	958,811
DWS Dreman Concentrated Value Fund "Institutional"	45,588	248,910
DWS Dreman High Return Equity Fund "Institutional"	26,106	623,923
DWS Dreman Mid Cap Value Fund "Institutional"	328,775	2,160,051
DWS Dreman Small Cap Value Fund "Institutional"	153,925	3,600,302
DWS Emerging Markets Equity Fund "Institutional"	208,782	2,031,449
DWS Enhanced S&P 500 Index Fund "S"	129,416	1,140,151
DWS Equity 500 Index Portfolio "Institutional"	285,478	29,118,740

DWS Europe Equity Fund "Institutional"	350,385	6,370,007
DWS Global Opportunities Fund "Institutional"	4,177	88,513
DWS Global Thematic Fund "Institutional"	137,690	1,952,449
DWS Gold & Precious Metals Fund "Institutional"	28,364	332,428
DWS Growth & Income Fund "Institutional"	526,390	5,606,053
DWS Health Care Fund "Institutional"	125,915	2,378,541
DWS International Fund "Institutional"	87,599	3,002,034
DWS International Select Equity Fund "Institutional"	382,187	1,983,550
DWS International Value Opportunities Fund "Institutional"	255,986	1,814,938
DWS Japan Equity Fund "S"	131,163	895,840
DWS Large Cap Value Fund "Institutional"	971,479	12,745,808
DWS Large Company Growth Fund "Institutional"	236,314	4,872,804
DWS Micro Cap Fund "Institutional"	52,473	479,075
DWS RREEF Global Real Estate Securities Fund "Institutional"	219,992	1,099,961
DWS RREEF Real Estate Securities Fund "Institutional"	53,772	531,270
DWS Small Cap Core Fund "S"	211,798	2,206,930
DWS Small Cap Growth Fund "Institutional"	113,806	1,337,220
DWS Technology Fund "Institutional"	325,781	2,446,612

Total Equity Funds (Cost $147,448,094)		94,094,425
Equity – Exchange Traded Funds 3.3%
Consumer Discretionary Select Sector SPDR Fund	19,403	400,284
Consumer Staples Select Sector SPDR Fund	18,654	447,882
Energy Select Sector SPDR Fund	8,657	433,543
Financial Select Sector SPDR Fund	29,139	367,443
Industrial Select Sector SPDR Fund	17,990	417,728
iShares MSCI Australia Index Fund	60,985	837,324
iShares MSCI Canada Index Fund	80,910	1,384,370
iShares MSCI EAFE Small Cap Index Fund	6,480	154,548
iShares MSCI Germany Index Fund	14,865	246,462
iShares MSCI United Kingdom Index Fund	41,452	517,735
Utilities Select Sector SPDR Fund	9,339	281,384

Total Exchange Traded Funds (Cost $7,239,428)		5,488,703
Fixed Income – Bond Funds 38.9%
DWS Core Fixed Income Fund "Institutional"	5,188,262	44,619,051
DWS Core Plus Income Fund "Institutional"	757	7,367
DWS Emerging Markets Fixed Income Fund "Institutional"	109,340	883,468
DWS Floating Rate Plus Fund "Institutional"	534,144	3,610,815
DWS Global Bond Fund "S"	354,182	3,531,195
DWS GNMA Fund "S"	34,567	508,478
DWS High Income Fund "Institutional"	1,979,939	6,751,593
DWS High Income Plus Fund "Institutional"	1,788	8,692
DWS Inflation Protected Plus Fund "Institutional"	497,287	4,604,879
DWS Short Duration Plus Fund "Institutional"	79,294	691,440

Total Fixed Income – Bond Funds (Cost $80,744,142)		65,216,978
Fixed Income – Money Market Funds 2.4%
Cash Management QP Trust	4,096,800	4,096,800
DWS Money Market Prime Series "DWS Cash Investment Trust Class S"	11,713	11,713
DWS Money Market Series "Institutional"	22,731	22,731

Total Fixed Income – Money Market Funds (Cost $4,131,244)		4,131,244

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $239,562,908) †	100.7	168,931,350
Other Assets and Liabilities, Net	(0.7)	(1,129,430)

Net Assets	100.0	167,801,920

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $242,222,853. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $73,291,503. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $0 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $73,291,503.

MSCI EAFE: Morgan Stanley Capital International Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 168,931,350
Level 2	-
Level 3	-
Total	$ 168,931,350

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                               DWS LifeCompass 2015 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009